Reserves	12 Months Ended
Dec. 31, 2018
Insurance Loss Reserves [Abstract]
RESERVES
RESERVES
Short Duration Contracts
The Company’s short duration contracts are mainly comprised of disposed and run-off business. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 to the Financial Statements for further information.
Disposed and Run-off Short Duration Insurance Lines
Disposed business includes certain medical policies no longer offered and AEB policies disposed of via reinsurance. Reserves for previously disposed business are included in the Company’s reserves in accordance with the insurance guidelines. The Company maintains an offsetting reinsurance recoverable related to the AEB reserves. See Note 8 to the Financial Statements for further information.
Long Duration Contracts
The Company’s long duration contracts are primarily comprised of life insurance policies (no longer offered), and AEB, FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 to the Financial Statements for further information.

Disposed and Run-off Long Duration Insurance Lines
Reserves for previously disposed AEB, FFG and LTC businesses are included in the Company’s reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 8 to the Financial Statements for additional information on previously disposed business.
Reserve Roll Forward
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and is comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.
The best estimate of ultimate loss and loss adjustment expense is generally selected from a blend of methods that are applied consistently each period. There have been no significant changes in the methodologies and assumptions utilized in estimating the liability for unpaid loss and loss adjustment expenses for any of the periods presented.

	Years Ended December 31,
	2018	2017	2016
Claims and benefits payable, at beginning of year	$89.3	$96.7	$107.1
Less: Reinsurance ceded and other	(89.2)	(96.5)	(42.5)
Net claims and benefits payable, at beginning of year	0.1	0.2	64.6
Incurred losses and loss adjustment expenses related to:
Current Year	0.2	0.3	5.6
Prior year's interest	—	—	0.5
Prior years	—	—	(2.9)
Total incurred losses and loss adjustment expenses	0.2	0.3	3.2
Paid losses and loss adjustment expenses related to:
Current year	0.2	0.3	5.5
Prior years	—	0.1	62.1
Total paid losses and loss adjustment expenses	0.2	0.4	67.6
Net claims and benefits payable, at end of year	0.1	0.1	0.2
Plus: Reinsurance ceded and other	94.3	89.2	96.5
Claims and benefits payable, at end of year	$94.4	$89.3	$96.7

The Company experienced net favorable development in 2016. Since most of the Company's business is now related to discontinued operations, development in 2018 and 2017 was less than $0.1 million. The discontinued Assurant Health and AEB businesses had a substantial contribution to the overall favorable development. Combined, the favorable development for Assurant Health and AEB was $2.7 million in 2016. For Assurant Health the favorable development in 2016 was attributed to lower medical provider utilization and lower medical inflation than assumed in the Company’s prior-year pricing and reserving processes. For AEB, the favorable development in 2016 was attributed to lower mortality rates and higher claim recovery rates than assumed in the Company’s prior year reserving processes.